Provisions And Contingent Liabilities	6 Months Ended
Apr. 30, 2024
Provisions And Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 19: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new

significant events or transactions except

as previously identified in Note 26 of

the Bank’s 2023 Annual
Consolidated Financial Statements.
(a)

RESTRUCTURING
The Bank continued to undertake certain

measures in the second quarter of 2024 to reduce

its cost base and achieve greater efficiency. In connection with these measures, the Bank incurred $ 165

million and $
456

million of restructuring charges during

the three and six months ended April 30,

2024, respectively. The
restructuring costs primarily relate to: (i)

employee severance and other personnel-related

costs recorded as provisions and (ii) real estate

optimization mainly
recorded as a reduction to buildings.
(b)

LEGAL AND REGULATORY MATTERS
Other than as described below, there have been no new

significant legal and regulatory matters,

and no significant developments to the

matters previously
identified in Note 26 of the Bank’s 2023 Annual

Consolidated Financial Statements.
In the ordinary course

of business, the Bank and

its subsidiaries are involved

in various legal

and regulatory actions, including

but not limited to civil

claims and
lawsuits, regulatory examinations,

investigations, audits,

and requests for information

by governmental, regulatory and

self-regulatory agencies and law
enforcement authorities in various

jurisdictions, in respect of our businesses

and compliance programs. The

Bank establishes provisions

when it becomes
probable that the Bank

will incur a loss and

the amount can be

reliably estimated. The Bank

also estimates the aggregate

range of reasonably possible

losses
(RPL) in its legal and regulatory

actions (that is, those which

are neither probable nor

remote), in excess of provisions.

As at April 30, 2024, the

Bank’s RPL is
from zero

to approximately $
1.31

billion (October 31, 2023

– from
zero

to approximately $
1.44

billion). The Bank’s provisions

and RPL represent the

Bank’s best
estimates based upon currently

available information for

actions for which estimates

can be made, but

there are a number of

factors that could cause

the Bank’s
provisions and/or RPL to be

significantly different from its actual

or RPL. For example,

the Bank’s estimates involve

significant judgment due to

the varying stages
of the proceedings, the

existence of multiple defendants

in many proceedings

whose share of liability

has yet to be

determined, the numerous

yet-unresolved
issues in many of the

proceedings, some of

which are beyond the Bank’s

control and/or involve novel legal

theories and interpretations, the attendant

uncertainty
of the various potential outcomes

of such proceedings, and the fact

that the underlying matters will change

from time to time. In addition,

some actions seek very
large or indeterminate damages.
The Bank has been responding to formal and

informal inquiries from regulatory authorities

and law enforcement concerning its
Bank Secrecy Act /anti-money
laundering compliance program, both generally

and in connection with specific clients,

counterparties, or incidents in the U.S., including

in connection with an
investigation by the United States Department

of Justice. The Bank is cooperating

with such authorities and is pursuing efforts

to enhance its
Bank Secrecy
Act
/anti-money laundering compliance program.

In the second quarter, the Bank recorded an initial provision of $
615

million (US$
450

million) in connection with
its discussions

with one of its U.S. regulators related to

this matter. The Bank’s regulatory and law enforcement

discussions with three U.S. regulators (including
the regulator

previously referenced) and the U.S.

Department of Justice are ongoing. The Bank

anticipates non-monetary penalties and

additional monetary
penalties. This provision does not reflect

the final aggregate amount of potential

monetary penalties or any non-monetary

penalties, which are unknown and not
reliably estimable at this time.
The Bank and certain of its subsidiaries have

reached a settlement in principle relating

to a civil matter, pursuant to which the Bank has recorded

a provision
of $ 274

million in the quarter.
In management’s opinion, based on its

current knowledge and after

consultation with counsel, the

ultimate disposition of these

actions, individually or in the
aggregate, will not have a

material adverse effect on the

consolidated financial condition

or the consolidated cash

flows of the Bank. However, because of

the
factors listed above, as well as

other uncertainties inherent in litigation

and regulatory matters, there is a

possibility that the ultimate

resolution of legal or
regulatory actions may be material to

the Bank’s consolidated results of operations for

any particular reporting period.